BOND PAYABLE	12 Months Ended
Dec. 31, 2025
Bond Payable
BOND PAYABLE

Note 12 — BOND PAYABLE

Bond payable consisted of the following:

	As of December 31,
	2024	2025	2025
	JPY	JPY	US$
Bond payable – current	40,000,000	40,000,000	255,102
Bond payable – non-current	56,807,020	18,175,440	115,915
Bond payable	96,807,020	58,175,440	371,017

The Company issued corporate bonds through a bank, which consisted of the following:

As of December 31, 2025	Balance	Maturity Date	Effective Interest Rate	Collateral / Guarantee
	JPY
6th Series Unsecured Private Placement Bonds Limited to Qualified Institutional Investors	60,000,000	April 28, 2027	0.5%	-
Less: Bond issuance cost	(1,824,560)
Total bond payable	58,175,440
Total bond payable (US$)	371,017

The bonds bear interest at the rate of 0.5% per annum. Interest is payable semi-annually in arrears on and of each year, beginning on April 28, 2022.

As of December 31, 2025, the Company’s future principal amounts of bonds according to the terms of the agreement were as follows:

	JPY	US$
2026	40,000,000	255,102
2027	20,000,000	127,551
2028	-	-
2029	-	-
2030	-	-
Thereafter	-	-
Total bond payable	60,000,000	382,653